Schedule of investments
Delaware Tax-Free Minnesota Fund	November 30, 2020 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 97.37%
Corporate Revenue Bond — 0.75%
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT) #	4,355,000	$4,399,726
		4,399,726
Education Revenue Bonds — 18.36%
Bethel Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.00% 7/1/32	840,000	894,827
Series A 4.25% 7/1/47	1,550,000	1,622,400
Series A 4.375% 7/1/52	400,000	420,404
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/34	2,260,000	2,335,732
Series A 5.00% 3/1/39	385,000	394,583
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	267,287
Series A 5.00% 7/1/45	1,390,000	1,466,742
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/50	2,000,000	2,195,380
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project)
Series A 5.00% 11/1/38	700,000	779,387
Series A 5.00% 11/1/48	2,800,000	3,076,052
Duluth Independent School District No. 709 Certificates of Participation
Series B 5.00% 2/1/28	350,000	445,484
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy Project)
Series A 5.25% 8/1/43	400,000	447,360
Series A 5.375% 8/1/50	1,690,000	1,895,031
Series A 5.50% 8/1/36	580,000	614,475
Series A 5.75% 8/1/44	1,190,000	1,264,720
Ham Lake Charter School Lease Revenue
(Davinci Academy Project)
Series A 5.00% 7/1/36	765,000	820,279
Series A 5.00% 7/1/47	2,290,000	2,429,072
NQ-301 [11/20] 1/21 (1471994)    1

Schedule of investments
Delaware Tax-Free Minnesota Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	580,000	$616,047
Series A 5.00% 7/1/44	1,770,000	1,857,350
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 5.00% 7/1/31	885,000	950,508
Series A 5.00% 7/1/47	2,300,000	2,416,288
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	470,000	476,683
5.50% 8/1/49	2,260,000	2,303,302
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/26	4,990,000	6,234,456
Minnesota Higher Education Facilities Authority Revenue
(Bethel University)
5.00% 5/1/32	1,375,000	1,530,045
5.00% 5/1/37	1,250,000	1,369,975
5.00% 5/1/47	250,000	269,245
(Carleton College)
4.00% 3/1/35	1,000,000	1,158,980
4.00% 3/1/36	415,000	479,723
5.00% 3/1/44	2,085,000	2,508,484

(College of St. Benedict) Series 8-K 4.00% 3/1/43	1,000,000	1,030,380
(College of St. Scholastica)
4.00% 12/1/29	280,000	318,195
4.00% 12/1/30	290,000	327,439
4.00% 12/1/33	500,000	554,765
4.00% 12/1/34	500,000	553,845
4.00% 12/1/40	1,200,000	1,306,500

(Gustavus Adolphus College) 5.00% 10/1/47	5,600,000	6,331,360
(St. Catherine University)
Series A 4.00% 10/1/36	925,000	1,015,335
Series A 5.00% 10/1/35	875,000	1,043,691
Series A 5.00% 10/1/45	2,120,000	2,465,539
(St. John's University)
Series 8-I 5.00% 10/1/32	500,000	577,280
Series 8-I 5.00% 10/1/33	250,000	287,893
2    NQ-301 [11/20] 1/21 (1471994)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(St. Olaf College)
Series 8-G 5.00% 12/1/31	670,000	$786,935
Series 8-G 5.00% 12/1/32	670,000	783,853
Series 8-N 4.00% 10/1/35	500,000	558,105
(Trustees of The Hamline University)
Series B 5.00% 10/1/37	955,000	1,038,811
Series B 5.00% 10/1/38	1,000,000	1,085,770
Series B 5.00% 10/1/39	170,000	184,139
Series B 5.00% 10/1/40	625,000	676,169
Series B 5.00% 10/1/47	1,060,000	1,134,529
(University of St. Thomas)
4.00% 10/1/36	1,450,000	1,660,598
4.00% 10/1/37	750,000	856,455
4.00% 10/1/44	1,255,000	1,401,609
5.00% 10/1/40	500,000	611,000
Series 8-L 5.00% 4/1/35	1,250,000	1,455,012
Series A 4.00% 10/1/34	400,000	450,196
Series A 4.00% 10/1/36	500,000	559,725
Minnesota Office of Higher Education Revenue
(Senior Supplemental Student Loan Program) 2.65% 11/1/38 (AMT)	1,000,000	1,008,210
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/34	520,000	539,183
Series A 5.00% 9/1/44	1,165,000	1,192,063
Rice County Educational Facilities Revenue
(Shattuck-St. Mary's School) Series A 144A 5.00% 8/1/22 #	2,855,000	2,918,438
St. Cloud Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	875,000	595,000
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	1,945,000	1,964,606
(Great River School Project)
Series A 144A 4.75% 7/1/29 #	300,000	320,481
Series A 144A 5.50% 7/1/52 #	735,000	795,557

(Hmong College Preparatory Academy Project) Series A 5.75% 9/1/46	1,000,000	1,152,690
NQ-301 [11/20] 1/21 (1471994)    3

Schedule of investments
Delaware Tax-Free Minnesota Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Nova Classical Academy Project)
Series A 4.00% 9/1/36	500,000	$530,595
Series A 4.125% 9/1/47	1,750,000	1,836,345

(Twin Cities Academy Project) Series A 5.30% 7/1/45	1,440,000	1,540,598
University of Minnesota
Series A 5.00% 4/1/34	925,000	1,122,034
Series A 5.00% 9/1/34	2,625,000	3,296,396
Series A 5.00% 4/1/35	3,175,000	3,842,099
Series A 5.00% 4/1/36	2,650,000	3,197,596
Series A 5.00% 4/1/37	1,125,000	1,356,829
Series A 5.00% 9/1/40	1,560,000	1,933,417
Series A 5.00% 9/1/41	1,750,000	2,163,403
Series A 5.00% 4/1/44	3,000,000	3,825,660
		107,726,629
Electric Revenue Bonds — 8.09%
Chaska Electric Revenue
(Generating Facilities)
Series A 5.00% 10/1/28	350,000	421,057
Series A 5.00% 10/1/30	1,150,000	1,375,009
Minnesota Municipal Power Agency Electric Revenue
4.00% 10/1/41	1,000,000	1,117,030
5.00% 10/1/29	395,000	459,910
5.00% 10/1/30	500,000	581,545
5.00% 10/1/33	1,205,000	1,399,029
5.00% 10/1/47	2,000,000	2,407,220
Series A 5.00% 10/1/30	1,060,000	1,232,875
Series A 5.00% 10/1/34	750,000	870,765
Series A 5.00% 10/1/35	1,525,000	1,770,556
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/27	540,000	658,427
5.00% 1/1/28	350,000	424,806
5.00% 1/1/28	210,000	261,542
5.00% 1/1/29	585,000	706,452
5.00% 1/1/29	220,000	271,715
5.00% 1/1/30	520,000	624,515
5.00% 1/1/31	200,000	244,016
5.00% 1/1/32	210,000	254,990
4    NQ-301 [11/20] 1/21 (1471994)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/35	160,000	$192,624
5.00% 1/1/36	180,000	216,166
5.00% 1/1/41	400,000	475,756
Series A 5.00% 1/1/25	125,000	136,431
Series A 5.00% 1/1/26	425,000	463,497
Series A 5.00% 1/1/31	520,000	563,597
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	430,000	322,500
Series AAA 5.25% 7/1/25 ‡	250,000	188,125
Series CCC 5.25% 7/1/27 ‡	1,875,000	1,410,937
Series WW 5.00% 7/1/28 ‡	1,775,000	1,331,250
Series WW 5.25% 7/1/33 ‡	1,250,000	940,625
Series XX 4.75% 7/1/26 ‡	260,000	193,570
Series XX 5.25% 7/1/40 ‡	750,000	564,375
Series XX 5.75% 7/1/36 ‡	925,000	700,688
Series ZZ 4.75% 7/1/27 ‡	210,000	156,450
Series ZZ 5.25% 7/1/24 ‡	350,000	263,375
Rochester Electric Utility Revenue
Series A 5.00% 12/1/42	1,395,000	1,680,682
Series A 5.00% 12/1/47	2,265,000	2,712,994
Series B 5.00% 12/1/27	295,000	334,211
Series B 5.00% 12/1/28	275,000	311,289
Series B 5.00% 12/1/31	1,365,000	1,539,461
Series B 5.00% 12/1/33	300,000	337,293
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/41	1,310,000	1,551,826
Series A 5.00% 1/1/42	1,500,000	1,865,955
Series A 5.00% 1/1/46	2,000,000	2,357,320
Series A 5.00% 1/1/47	3,130,000	3,859,134
Southern Minnesota Municipal Power Agency Revenue Capital Appreciation
Series A 1.275% 1/1/25 (NATL) ^	5,000,000	4,855,100
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/30	1,235,000	1,436,849
Series A 4.00% 10/1/31	885,000	1,022,343
Series A 4.00% 10/1/33	365,000	417,487
		47,483,369
NQ-301 [11/20] 1/21 (1471994)    5

Schedule of investments
Delaware Tax-Free Minnesota Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds — 23.01%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project)
5.125% 11/1/49	1,100,000	$1,147,212
5.375% 11/1/34	320,000	339,114
Apple Valley Senior Housing Revenue
(PHS Apple Valley Senior Housing, Inc. - Orchard Path Project)
5.00% 9/1/43	465,000	482,856
5.00% 9/1/58	3,220,000	3,318,435
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	1,725,000	1,119,974
2nd Tier Series B 5.25% 1/1/37	505,000	380,169
4th Tier Series D 7.00% 1/1/37	1,665,000	1,295,686
4th Tier Series D 7.25% 1/1/52	2,715,000	2,002,041
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System – St. Peter Communities Project) Series A 5.50% 12/1/48	2,350,000	2,307,207
Bethel Senior Housing Revenue
(The Lodge at The Lakes at Stillwater Project)
5.00% 6/1/38	450,000	461,831
5.00% 6/1/48	1,000,000	1,013,650
5.00% 6/1/53	2,450,000	2,478,493
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
4.00% 11/1/34	500,000	563,190
4.00% 11/1/41	800,000	886,720
5.00% 11/1/26	500,000	566,310
Chatfield Healthcare and Housing Facilities Revenue
(Chosen Valley Care Center Project) 5.00% 9/1/44	500,000	480,480
Crookston Health Care Facilities Revenue
(Riverview Health Project)
5.00% 5/1/38	100,000	99,378
5.00% 5/1/44	1,500,000	1,507,170
5.00% 5/1/51	1,585,000	1,566,424
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/36 #	280,000	289,842
Series A 144A 5.00% 8/1/46 #	2,380,000	2,453,471
6    NQ-301 [11/20] 1/21 (1471994)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	730,000	$720,496
Series A 5.00% 4/1/40	705,000	688,559
Series A 5.00% 4/1/48	315,000	296,563
Duluth Economic Development Authority
(Essentia Health Obligated Group)
Series A 4.25% 2/15/43	2,000,000	2,213,820
Series A 5.00% 2/15/48	1,850,000	2,173,639
(St. Luke’s Hospital of Duluth Obligated Group)
5.75% 6/15/32	3,750,000	3,948,112
6.00% 6/15/39	3,570,000	3,760,067
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/24	500,000	520,200
4.00% 4/1/25	660,000	685,680
4.00% 4/1/31	60,000	61,600
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	660,000	644,055
5.75% 2/1/44	500,000	493,030

(St. John's Lutheran Home of Albert Lea Project) 5.375% 10/1/44	575,000	546,451
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	2,000,000	2,155,140
5.00% 5/1/27	1,400,000	1,739,836
5.00% 5/1/29	1,000,000	1,217,330
5.00% 5/1/30	850,000	1,026,706
5.00% 5/1/31	500,000	600,040
5.00% 5/1/32	500,000	595,815
(North Memorial Health Care)
5.00% 9/1/31	1,000,000	1,146,560
5.00% 9/1/32	1,000,000	1,142,520
Maple Plain Senior Housing & Health Care Revenue
(Haven Homes Project) 5.00% 7/1/54	3,500,000	3,612,665
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 4.00% 11/15/48	5,600,000	6,310,752
Series A 5.00% 11/15/33	500,000	585,235
NQ-301 [11/20] 1/21 (1471994)    7

Schedule of investments
Delaware Tax-Free Minnesota Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/34	500,000	$584,630
Series A 5.00% 11/15/35	1,000,000	1,245,230
Series A 5.00% 11/15/44	1,000,000	1,144,800
Series A 5.00% 11/15/49	3,475,000	4,191,058
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project)
5.00% 11/1/35	500,000	503,590
5.25% 11/1/45	1,950,000	1,960,432
5.375% 11/1/50	455,000	458,199
Minneapolis–St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/28	1,550,000	1,942,925
Red Wing Senior Housing
(Deer Crest Project)
Series A 5.00% 11/1/27	430,000	434,558
Series A 5.00% 11/1/32	330,000	333,482
Series A 5.00% 11/1/42	1,250,000	1,263,062
Rochester Health Care & Housing Revenue
(The Homestead at Rochester Project) Series A 6.875% 12/1/48	2,980,000	3,208,387
Rochester Health Care Facilities Revenue
(Mayo Clinic) 4.00% 11/15/41	4,515,000	4,653,656
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.25% 9/1/27	1,280,000	1,302,118
Series A 5.30% 9/1/37	1,200,000	1,218,576
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	1,350,000	1,351,121
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	915,000	981,173
5.00% 9/1/24	575,000	660,773
5.00% 9/1/25	750,000	858,420
5.00% 9/1/26	575,000	656,040
5.00% 9/1/27	405,000	460,392
5.00% 9/1/28	425,000	479,663
5.00% 9/1/29	425,000	477,913
8    NQ-301 [11/20] 1/21 (1471994)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
5.00% 9/1/34	730,000	$804,453
St. Cloud Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	5,315,000	5,978,312
5.00% 5/1/48	5,090,000	6,210,156
Series A 4.00% 5/1/37	965,000	1,063,266
Series A 5.00% 5/1/46	3,715,000	4,292,645
Unrefunded Balance 5.125% 5/1/30	740,000	742,339
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Fairview Health Services)
Series A 4.00% 11/15/43	2,450,000	2,744,220
Series A 5.00% 11/15/47	1,560,000	1,853,280
(HealthPartners Obligated Group Project)
Series A 5.00% 7/1/29	2,200,000	2,581,370
Series A 5.00% 7/1/32	3,000,000	3,486,930
Series A 5.00% 7/1/33	1,260,000	1,459,773
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Episcopal Homes Project) 5.125% 5/1/48	3,100,000	2,948,875
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue
(Marian Center Project)
Series A 5.30% 11/1/30	500,000	500,040
Series A 5.375% 5/1/43	500,000	478,335
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
3.75% 8/1/36	500,000	501,755
4.00% 8/1/44	800,000	805,208
5.00% 8/1/49	1,000,000	1,053,820
5.00% 8/1/54	875,000	918,908
West St. Paul Housing and Health Care Facilities Revenue
(Walker Westwood Ridge Campus Project)
4.50% 11/1/40	250,000	244,838
4.75% 11/1/52	750,000	729,547
Winona Health Care Facilities Revenue
(Winona Health Obligation Group)
4.50% 7/1/25	850,000	865,614
4.65% 7/1/26	540,000	550,147
NQ-301 [11/20] 1/21 (1471994)    9

Schedule of investments
Delaware Tax-Free Minnesota Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury)
5.00% 12/1/34	500,000	$522,055
5.125% 12/1/44	1,605,000	1,663,887
		135,014,495
Housing Revenue Bonds — 0.39%
Minnesota Housing Finance Agency Homeownership Finance (Mortgage-Backed Securities Program)
Series D 4.70% 1/1/31 (GNMA) (FNMA) (FHLMC)	870,000	886,417
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program) 5.50% 7/1/45	1,330,000	1,376,523
		2,262,940
Lease Revenue Bonds — 2.88%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,250,000	1,375,550
Series A 5.00% 6/1/43	3,835,000	4,202,201
Series B 5.00% 3/1/28	2,500,000	2,643,475
Series B 5.00% 3/1/29	1,000,000	1,057,130
Minnesota Housing Finance Agency
(State Appropriation–Housing Infrastructure)
Series C 5.00% 8/1/34	1,565,000	1,788,513
Series C 5.00% 8/1/35	1,645,000	1,876,106
University of Minnesota Special Purpose Revenue
(State Supported Biomed Science Research Facilities Funding Project) Series A 5.00% 8/1/35	3,960,000	3,974,771
		16,917,746
Local General Obligation Bonds — 12.14%
Brainerd Independent School District No. 181
(School Building)
Series A 4.00% 2/1/38	1,500,000	1,728,300
Series A 4.00% 2/1/43	3,500,000	3,993,255
Burnsville-Eagan-Savage Independent School District No. 191
(Alternative Facilities) Series A 4.00% 2/1/28	920,000	1,048,092
10    NQ-301 [11/20] 1/21 (1471994)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Burnsville-Eagan-Savage Independent SchoolDistrict No. 191
(Alternative Facilities) Series A 4.00% 2/1/29	1,800,000	$2,038,284
Chaska Independent School District No. 112
(School Building) Series A 5.00% 2/1/27	1,905,000	2,352,523
Duluth
(DECC Improvement)
Series A 5.00% 2/1/32	1,000,000	1,216,050
Series A 5.00% 2/1/33	3,585,000	4,345,343
Duluth Independent School District No. 709
Series A 4.00% 2/1/27	160,000	184,494
Series A 4.00% 2/1/28	1,250,000	1,434,975
Hennepin County
Series A 5.00% 12/1/26	2,635,000	3,367,820
Series A 5.00% 12/1/36	940,000	1,170,413
Series A 5.00% 12/1/37	2,850,000	3,612,660
Series A 5.00% 12/1/37	2,645,000	3,286,333
Series A 5.00% 12/1/38	3,310,000	4,186,620
Series B 5.00% 12/1/30	1,000,000	1,263,170
Series C 5.00% 12/1/28	1,500,000	2,022,090
Series C 5.00% 12/1/30	1,245,000	1,572,647
Series C 5.00% 12/1/37	3,000,000	3,727,410
Mahtomedi Independent School District No. 832
(School Building) Series A 5.00% 2/1/30	445,000	528,963
Minneapolis Special School District No. 1
Series A 4.00% 2/1/36	450,000	543,771
Series A 4.00% 2/1/37	600,000	722,700
Series A 4.00% 2/1/38	625,000	750,863
Series B 4.00% 2/1/36	945,000	1,141,919
Series B 4.00% 2/1/37	1,255,000	1,511,647
Series B 4.00% 2/1/38	1,305,000	1,567,801
Mounds View Independent School District No. 621
(Minnesota School District Credit Enhancement Program) Series A 4.00% 2/1/43	3,000,000	3,428,460
Mountain Iron-Buhl Independent School District No. 712
(School Building) Series A 4.00% 2/1/26	1,315,000	1,556,776
NQ-301 [11/20] 1/21 (1471994)    11

Schedule of investments
Delaware Tax-Free Minnesota Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
St. Michael-Albertville Independent School District No. 885
(School Building) Series A 5.00% 2/1/27	1,865,000	$2,289,194
Virginia, Minnesota Sales Tax Revenue
(General Obligation Sales Tax) Series A 4.00% 2/1/35 (AGM)	500,000	581,840
Wayzata Independent School District No. 284
Series A 5.00% 2/1/28	1,950,000	2,484,904
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/43	10,645,000	11,544,289
		71,203,606
Pre-Refunded/Escrowed to Maturity Bonds — 7.60%
Dakota & Washington Counties Housing & Redevelopment Authority Single Family Residential Mortgage Revenue
(City of Bloomington) Series B 8.375% 9/1/21 (GNMA) (AMT)	14,115,000	14,922,942
Minnesota
Series A Unrefunded Balance 5.00% 10/1/24-21 §	2,555,000	2,657,379
Series A Unrefunded Balance 5.00% 10/1/27-21 §	5,200,000	5,408,364

(State Trunk Highway) Series B 5.00% 10/1/29-21 §	5,000,000	5,200,350
Minnesota Higher Education Facilities Authority Revenue
(St. Catherine University)
Series 7-Q 5.00% 10/1/23-22 §	350,000	380,411
Series 7-Q 5.00% 10/1/24-22 §	475,000	516,273
Series 7-Q 5.00% 10/1/27-22 §	200,000	217,378
Rochester Health Care Facilities Revenue
(Olmsted Medical Center Project)
5.00% 7/1/24-23 §	295,000	330,126
5.00% 7/1/33-23 §	650,000	727,396
5.875% 7/1/30	1,850,000	1,851,461
St. Paul Housing & Redevelopment Authority Hospital Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25 §	910,000	1,116,588
Series A 5.00% 11/15/30-25 §	670,000	822,104
12    NQ-301 [11/20] 1/21 (1471994)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
University of Minnesota
Series A 5.50% 7/1/21	2,365,000	$2,433,585
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/34-24 §	4,000,000	4,585,360
Series A 5.00% 1/1/46-24 §	3,000,000	3,439,020
		44,608,737
Special Tax Revenue Bonds — 3.24%
Minneapolis Development Revenue
(Limited Tax Supported Common Bond Fund) Series 2-A 6.00% 12/1/40	3,000,000	3,083,670
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/30	250,000	272,313
Puerto Rico Sales Tax Financing Revenue
(Restructured) Series A-1 4.75% 7/1/53	10,200,000	11,081,586
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/30	655,000	763,828
Series G 5.00% 11/1/31	1,500,000	1,746,060
Virgin Islands Public Finance Authority
(Matching Fund Senior Lien) 5.00% 10/1/29 (AGM)	2,000,000	2,038,460
		18,985,917
State General Obligation Bonds — 11.18%
Commonwealth of Puerto Rico
(Public Improvement) Series B 5.75% 7/1/38 ‡	2,530,000	1,808,950
Minnesota
Series A 5.00% 8/1/30	6,480,000	8,828,158
Series A 5.00% 8/1/40	1,750,000	2,358,510

(State Trunk Highway) Series E 5.00% 10/1/26	3,395,000	4,317,489
(Various Purposes)
Series A 5.00% 8/1/27	7,590,000	9,243,633
Series A 5.00% 8/1/29	2,500,000	3,031,725
Series A 5.00% 8/1/30	4,200,000	4,888,884
Series A 5.00% 8/1/32	3,875,000	4,493,721
Series A 5.00% 8/1/33	2,075,000	2,707,688
Series A 5.00% 10/1/33	3,000,000	3,822,990
Series A 5.00% 8/1/35	2,975,000	3,864,079
Series A 5.00% 8/1/38	3,450,000	4,444,842
NQ-301 [11/20] 1/21 (1471994)    13

Schedule of investments
Delaware Tax-Free Minnesota Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Minnesota
(Various Purposes)
Series A Unrefunded Balance 4.00% 8/1/27	955,000	$1,011,918
Series D 5.00% 8/1/26	6,000,000	7,591,500
Series D 5.00% 8/1/27	2,525,000	3,185,035
		65,599,122
Transportation Revenue Bonds — 6.68%
Minneapolis–St. Paul Metropolitan Airports Commission Revenue
(Senior)
Series C 5.00% 1/1/29	350,000	434,375
Series C 5.00% 1/1/33	850,000	1,036,295
Series C 5.00% 1/1/36	600,000	727,146
Series C 5.00% 1/1/41	600,000	720,156
Series C 5.00% 1/1/46	1,595,000	1,896,359
(Subordinate)
Series A 5.00% 1/1/35	1,000,000	1,116,670
Series A 5.00% 1/1/44	3,000,000	3,707,220
Series A 5.00% 1/1/49	5,000,000	6,128,550
Series B 5.00% 1/1/26	575,000	601,306
Series B 5.00% 1/1/27	1,160,000	1,212,687
Series B 5.00% 1/1/28	2,750,000	2,874,273
Series B 5.00% 1/1/29	120,000	125,396
Series B 5.00% 1/1/30	1,675,000	1,749,772
Series B 5.00% 1/1/31	1,750,000	1,827,735
Series B 5.00% 1/1/44 (AMT)	3,595,000	4,372,886
Series B 5.00% 1/1/49 (AMT)	6,150,000	7,420,159
St. Paul Port Authority Revenue
(Amherst H. Wilder Foundation) Series 3 5.00% 12/1/36	3,200,000	3,206,848
		39,157,833
Water & Sewer Revenue Bonds — 3.05%
Guam Government Waterworks Authority
5.00% 7/1/40	1,930,000	2,262,095
Metropolitan Council General Obligation Wastewater Revenue
(Minneapolis-St. Paul Metropolitan Area)
Series B 4.00% 9/1/27	2,400,000	2,551,056
Series B 5.00% 9/1/25	2,000,000	2,165,980
Series C 4.00% 3/1/31	3,120,000	3,711,833
Series C 4.00% 3/1/32	3,225,000	3,816,755
14    NQ-301 [11/20] 1/21 (1471994)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Metropolitan Council General Obligation Wastewater Revenue
(Minneapolis-St. Paul Metropolitan Area)
Series E 5.00% 9/1/23	2,000,000	$2,168,560
Minnesota Public Facilities Authority
Series B 4.00% 3/1/26	1,000,000	1,191,410
		17,867,689
Total Municipal Bonds (cost $540,298,623)		571,227,809

Short-Term Investments — 1.38%
Variable Rate Demand Notes — 1.38%¤
Minneapolis Health Care System Revenue
(Fairview Health Services) Series C 0.08% 11/15/48 (LOC – Wells Fargo Bank N.A.)	800,000	800,000
Minneapolis–St. Paul Housing & Redevelopment Authority Health Care Revenue
(Allina Health System)
Series B-1 0.10% 11/15/35 (LOC – JPMorgan Chase Bank N.A.)	5,850,000	5,850,000
Series B-2 0.12% 11/15/35 (LOC - JPMorgan Chase Bank N.A.)	1,425,000	1,425,000
Total Short-Term Investments (cost $8,075,000)		8,075,000
Total Value of Securities—98.75% (cost $548,373,623)		579,302,809
Receivables and Other Assets Net of Liabilities—1.25%		7,360,461
Net Assets Applicable to 46,607,769 Shares Outstanding—100.00%		$586,663,270
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2020, the aggregate value of Rule 144A securities was $11,177,515, which represents 1.91% of the Fund's net assets.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
NQ-301 [11/20] 1/21 (1471994)    15

Schedule of investments
Delaware Tax-Free Minnesota Fund (Unaudited)
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of November 30, 2020.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
USD – US Dollar
16    NQ-301 [11/20] 1/21 (1471994)